Distribution Date:	09/17/21	Morgan Stanley Capital I Trust 2016-UBS11
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS11

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61767FAW1	1.445000%	42,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767FAX9	2.416000%	60,300,000.00	35,433,724.28	0.00	71,339.90	0.00	0.00	71,339.90	35,433,724.28	31.06%	30.00%
A-SB	61767FAY7	2.606000%	55,900,000.00	55,187,275.33	876,154.39	119,848.37	0.00	0.00	996,002.76	54,311,120.94	31.06%	30.00%
A-3	61767FAZ4	2.531000%	170,000,000.00	170,000,000.00	0.00	358,558.33	0.00	0.00	358,558.33	170,000,000.00	31.06%	30.00%
A-4	61767FBA8	2.782000%	175,531,000.00	175,531,000.00	0.00	406,939.37	0.00	0.00	406,939.37	175,531,000.00	31.06%	30.00%
A-S	61767FBD2	2.984000%	60,280,000.00	60,280,000.00	0.00	149,896.27	0.00	0.00	149,896.27	60,280,000.00	21.51%	21.63%
B	61767FBE0	3.136000%	34,189,000.00	34,189,000.00	0.00	89,347.25	0.00	0.00	89,347.25	34,189,000.00	16.09%	16.88%
C	61767FBF7	3.691000%	34,188,000.00	34,188,000.00	0.00	105,156.59	0.00	0.00	105,156.59	34,188,000.00	10.68%	12.13%
D	61767FAJ0	3.500000%	36,888,000.00	36,888,000.00	0.00	107,590.00	0.00	0.00	107,590.00	36,888,000.00	4.84%	7.00%
E	61767FAL5	2.766280%	17,994,000.00	17,994,000.00	0.00	41,480.37	0.00	0.00	41,480.37	17,994,000.00	1.99%	4.50%
F*	61767FAN1	2.766280%	7,198,000.00	7,198,000.00	0.00	16,593.07	0.00	0.00	16,593.07	7,198,000.00	0.85%	3.50%
G	61767FAQ4	2.766280%	25,191,662.00	5,348,286.82	0.00	3,229.65	0.00	0.00	3,229.65	5,348,286.82	0.00%	0.00%
V	61767FAT8	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767FAU5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			719,759,763.00	632,237,286.43	876,154.39	1,469,979.17	0.00	0.00	2,346,133.56	631,361,132.04

Notional Certificates
X-A	61767FBB6	1.634117%	503,831,000.00	436,151,999.61	0.00	593,936.28	0.00	0.00	593,936.28	435,275,845.22
X-B	61767FBC4	1.054017%	128,657,000.00	128,657,000.00	0.00	113,005.58	0.00	0.00	113,005.58	128,657,000.00
X-D	61767FAA9	0.766280%	36,888,000.00	36,888,000.00	0.00	23,555.46	0.00	0.00	23,555.46	36,888,000.00
X-E	61767FAC5	1.500000%	17,994,000.00	17,994,000.00	0.00	22,492.50	0.00	0.00	22,492.50	17,994,000.00
X-F	61767FAE1	1.500000%	7,198,000.00	7,198,000.00	0.00	8,997.50	0.00	0.00	8,997.50	7,198,000.00
X-G	61767FAG6	1.500000%	25,191,662.00	5,348,286.82	0.00	6,685.36	0.00	0.00	6,685.36	5,348,286.82
Notional SubTotal			719,759,662.00	632,237,286.43	0.00	768,672.68	0.00	0.00	768,672.68	631,361,132.04

Deal Distribution Total					876,154.39	2,238,651.85	0.00	0.00	3,114,806.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767FAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767FAX9	587.62395158	0.00000000	1.18308292	0.00000000	0.00000000	0.00000000	0.00000000	1.18308292	587.62395158
A-SB	61767FAY7	987.25000590	15.67360268	2.14397800	0.00000000	0.00000000	0.00000000	0.00000000	17.81758068	971.57640322
A-3	61767FAZ4	1,000.00000000	0.00000000	2.10916665	0.00000000	0.00000000	0.00000000	0.00000000	2.10916665	1,000.00000000
A-4	61767FBA8	1,000.00000000	0.00000000	2.31833334	0.00000000	0.00000000	0.00000000	0.00000000	2.31833334	1,000.00000000
A-S	61767FBD2	1,000.00000000	0.00000000	2.48666672	0.00000000	0.00000000	0.00000000	0.00000000	2.48666672	1,000.00000000
B	61767FBE0	1,000.00000000	0.00000000	2.61333324	0.00000000	0.00000000	0.00000000	0.00000000	2.61333324	1,000.00000000
C	61767FBF7	1,000.00000000	0.00000000	3.07583333	0.00000000	0.00000000	0.00000000	0.00000000	3.07583333	1,000.00000000
D	61767FAJ0	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
E	61767FAL5	1,000.00000000	0.00000000	2.30523341	0.00000000	0.00000000	0.00000000	0.00000000	2.30523341	1,000.00000000
F	61767FAN1	1,000.00000000	0.00000000	2.30523340	0.00000000	0.00000000	0.00000000	0.00000000	2.30523340	1,000.00000000
G	61767FAQ4	212.30384958	0.00000000	0.12820313	0.36120682	7.74663657	0.00000000	0.00000000	0.12820313	212.30384958
V	61767FAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767FAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767FBB6	865.67122628	0.00000000	1.17884029	0.00000000	0.00000000	0.00000000	0.00000000	1.17884029	863.93224160
X-B	61767FBC4	1,000.00000000	0.00000000	0.87834770	0.00000000	0.00000000	0.00000000	0.00000000	0.87834770	1,000.00000000
X-D	61767FAA9	1,000.00000000	0.00000000	0.63856701	0.00000000	0.00000000	0.00000000	0.00000000	0.63856701	1,000.00000000
X-E	61767FAC5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	61767FAE1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	61767FAG6	212.30384958	0.00000000	0.26537987	0.00000000	0.00000000	0.00000000	0.00000000	0.26537987	212.30384958

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	71,339.90	0.00	71,339.90	0.00	0.00	0.00	71,339.90	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	119,848.37	0.00	119,848.37	0.00	0.00	0.00	119,848.37	0.00
A-3	08/01/21 - 08/30/21	30	0.00	358,558.33	0.00	358,558.33	0.00	0.00	0.00	358,558.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	406,939.37	0.00	406,939.37	0.00	0.00	0.00	406,939.37	0.00
X-A	08/01/21 - 08/30/21	30	0.00	593,936.28	0.00	593,936.28	0.00	0.00	0.00	593,936.28	0.00
X-B	08/01/21 - 08/30/21	30	0.00	113,005.58	0.00	113,005.58	0.00	0.00	0.00	113,005.58	0.00
X-D	08/01/21 - 08/30/21	30	0.00	23,555.46	0.00	23,555.46	0.00	0.00	0.00	23,555.46	0.00
X-E	08/01/21 - 08/30/21	30	0.00	22,492.50	0.00	22,492.50	0.00	0.00	0.00	22,492.50	0.00
X-F	08/01/21 - 08/30/21	30	0.00	8,997.50	0.00	8,997.50	0.00	0.00	0.00	8,997.50	0.00
X-G	08/01/21 - 08/30/21	30	0.00	6,685.36	0.00	6,685.36	0.00	0.00	0.00	6,685.36	0.00
A-S	08/01/21 - 08/30/21	30	0.00	149,896.27	0.00	149,896.27	0.00	0.00	0.00	149,896.27	0.00
B	08/01/21 - 08/30/21	30	0.00	89,347.25	0.00	89,347.25	0.00	0.00	0.00	89,347.25	0.00
C	08/01/21 - 08/30/21	30	0.00	105,156.59	0.00	105,156.59	0.00	0.00	0.00	105,156.59	0.00
D	08/01/21 - 08/30/21	30	0.00	107,590.00	0.00	107,590.00	0.00	0.00	0.00	107,590.00	0.00
E	08/01/21 - 08/30/21	30	0.00	41,480.37	0.00	41,480.37	0.00	0.00	0.00	41,480.37	0.00
F	08/01/21 - 08/30/21	30	0.00	16,593.07	0.00	16,593.07	0.00	0.00	0.00	16,593.07	0.00
G	08/01/21 - 08/30/21	30	185,623.35	12,329.05	0.00	12,329.05	9,099.40	0.00	0.00	3,229.65	195,150.65
Totals			185,623.35	2,247,751.25	0.00	2,247,751.25	9,099.40	0.00	0.00	2,238,651.85	195,150.65

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,114,806.24
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,259,197.83	Master Servicing Fee	4,572.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,540.52
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	272.21
ARD Interest	0.00	Operating Advisor Fee	1,685.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	375.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,259,197.83	Total Fees	11,446.61

Principal		Expenses/Reimbursements
Scheduled Principal	876,154.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,611.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	488.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	876,154.39	Total Expenses/Reimbursements	9,099.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,238,651.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	876,154.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,114,806.24
Total Funds Collected	3,135,352.22	Total Funds Distributed	3,135,352.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	632,237,286.43	632,237,286.43	Beginning Certificate Balance	632,237,286.43
(-) Scheduled Principal Collections	876,154.39	876,154.39	(-) Principal Distributions	876,154.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	631,361,132.04	631,361,132.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	632,243,392.54	632,243,392.54	Ending Certificate Balance	631,361,132.04
Ending Actual Collateral Balance	631,361,132.04	631,361,132.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP
5,000,000 or less	9	31,564,135.74	5.00%	58	4.9608	1.678407	1.30 or less	8	141,981,271.89	22.49%	58	4.5926	0.663505
5,000,001 to 10,000,000	6	47,659,892.27	7.55%	59	4.4063	1.312497	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	7	84,816,404.10	13.43%	58	4.4660	1.489404	1.41 to 1.50	2	13,828,184.52	2.19%	59	4.4529	1.480000
15,000,001 to 20,000,000	4	70,605,619.68	11.18%	24	4.7040	1.474231	1.51 to 1.60	5	87,839,810.36	13.91%	59	4.3983	1.532830
20,000,001 to 25,000,000	1	20,189,790.63	3.20%	59	4.1500	1.760000	1.61 to 1.80	6	95,131,113.33	15.07%	59	4.3202	1.700785
25,000,001 to 50,000,000	7	250,412,190.00	39.66%	59	3.7021	2.927945	1.81 to 2.00	8	142,125,950.47	22.51%	42	4.2027	1.867211
50,000,001 or greater	2	121,646,177.56	19.27%	59	4.2133	1.610314	2.01 to 2.25	2	27,320,083.08	4.33%	58	4.1978	2.099147
Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898	2.26 to 2.50	1	2,523,820.70	0.40%	57	4.9900	2.260000
							2.51 to 3.00	2	46,143,975.63	7.31%	59	3.6720	2.635617
							3.01 or greater	2	70,000,000.00	11.09%	59	2.7982	6.420000
							Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP
							Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP
Alabama	1	3,040,918.96	0.48%	59	3.8900	1.840000
							Industrial	3	28,806,787.21	4.56%	58	4.6759	1.950229
California	24	202,531,298.10	32.08%	47	4.4011	1.625994
							Lodging	11	122,069,488.07	19.33%	58	4.4723	0.748426
Colorado	3	6,883,036.81	1.09%	59	3.8900	1.840000
							Mixed Use	2	6,192,784.88	0.98%	58	4.8478	2.023017
Connecticut	2	17,442,793.30	2.76%	58	4.6308	2.157363
							Multi-Family	2	9,390,628.10	1.49%	56	5.4027	1.014931
Florida	3	22,262,964.76	3.53%	58	4.8988	0.920493
							Office	4	118,286,830.10	18.74%	59	3.1680	4.844221
Georgia	1	12,401,110.29	1.96%	59	3.7500	2.050000
							Other	2	111,021,571.07	17.58%	59	4.2181	1.600617
Illinois	3	5,214,347.78	0.83%	59	4.1983	1.896456
							Retail	9	153,282,661.95	24.28%	43	4.4740	1.620858
Kansas	2	10,037,266.76	1.59%	59	5.0363	1.550000
							Self Storage	30	77,843,458.43	12.33%	59	3.9910	1.821643
Kentucky	1	10,621,850.02	1.68%	59	4.2600	0.070000
							Totals	64	631,361,132.04	100.00%	55	4.1495	2.099898
Maryland	1	2,549,273.12	0.40%	59	3.8900	1.840000

Massachusetts	1	70,000,000.00	11.09%	59	2.7982	6.420000

Michigan	6	41,376,544.32	6.55%	58	4.2126	0.447393

Minnesota	1	43,254,666.22	6.85%	59	3.6000	2.640000

New Jersey	1	1,019,710.05	0.16%	59	3.8900	1.840000

New York	3	123,021,571.07	19.49%	59	4.2676	1.532276

North Carolina	3	12,294,732.27	1.95%	59	4.8883	1.616738

Ohio	1	2,889,309.41	0.46%	59	4.7500	2.570000

Pennsylvania	1	6,268,225.24	0.99%	59	4.3000	(0.950000)

Tennessee	1	20,189,790.63	3.20%	59	4.1500	1.760000

Texas	2	7,375,850.52	1.17%	55	5.4141	0.965313

Virginia	1	4,215,949.45	0.67%	59	4.7000	1.990000

Washington	1	2,003,000.73	0.32%	59	3.8900	1.840000

Totals	64	631,361,132.04	100.00%	55	4.1495	2.099898

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP
	4.500% or less	17	427,305,367.40	67.68%	59	3.8543	2.360648	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	16	169,891,252.95	26.91%	44	4.6803	1.629840	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	2	25,089,429.60	3.97%	58	5.2437	0.908064	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	4,608,160.03	0.73%	52	5.9030	0.470000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898	49 months or greater	36	626,894,209.98	99.29%	55	4.1488	2.090563
								Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP
	60 months or less	36	626,894,209.98	99.29%	55	4.1488	2.090563	Interest Only	6	171,000,000.00	27.08%	44	3.7739	3.624620
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	10	143,609,582.72	22.75%	59	4.0997	1.370484
	Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898	271 months to 300 months	20	312,284,627.26	49.46%	59	4.3767	1.581688
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,466,922.06	0.71%	59	4.2500	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	69,904,713.72	11.07%	59	3.8900	1.840000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	502,221,806.10	79.55%	59	4.1328	2.169127	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	54,767,690.16	8.67%	13	4.6260	1.689941
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	631,361,132.04	100.00%	55	4.1495	2.099898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A21	30311369	OF	Boston	MA	Actual/360	2.79825%	96,381.63	0.00	0.00	08/06/26	11/06/28	--	40,000,000.00	40,000,000.00	09/06/21
01A22	30311370				Actual/360	2.79825%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	09/06/21
2	30311359	SS	Various	Various	Actual/360	3.89025%	234,480.56	95,286.28	0.00	N/A	08/01/26	--	70,000,000.00	69,904,713.72	09/01/21
03A1	30297582	98	New York	NY	Actual/360	4.18425%	125,439.70	61,241.19	0.00	08/06/26	08/06/28	--	34,820,583.22	34,759,342.03	09/06/21
03A2	30297583				Actual/360	4.18425%	98,384.08	48,032.31	0.00	08/06/26	08/06/28	--	27,310,260.98	27,262,228.67	09/06/21
4	30297553	RT	Various	CA	Actual/360	4.65025%	207,521.52	83,816.66	0.00	N/A	08/06/26	--	51,825,280.50	51,741,463.84	09/06/21
5	30297572	OF	Minneapolis	MN	Actual/360	3.60025%	134,456.95	118,544.41	0.00	N/A	08/06/26	--	43,373,210.63	43,254,666.22	09/06/21
6	30297372	98	New York	NY	Actual/360	4.26225%	179,832.72	0.00	0.00	N/A	08/05/26	--	49,000,000.00	49,000,000.00	09/05/21
07A2	30311372	RT	Lynwood	CA	Actual/360	4.59825%	79,189.67	0.00	0.00	N/A	07/05/21	--	20,000,000.00	20,000,000.00	08/05/21
07A3	30311373				Actual/360	4.59825%	79,189.67	0.00	0.00	N/A	07/05/21	--	20,000,000.00	20,000,000.00	08/05/21
8	30297454	LO	Dearborn	MI	Actual/360	4.10025%	92,512.74	67,499.46	0.00	N/A	07/06/26	--	26,203,452.54	26,135,953.08	09/06/21
9	30311360	RT	Bristol	TN	Actual/360	4.15025%	72,278.33	35,782.44	0.00	N/A	08/01/26	--	20,225,573.07	20,189,790.63	09/01/21
10	30311361	RT	Visalia	CA	Actual/360	4.32025%	57,945.93	23,405.70	0.00	N/A	08/01/26	--	15,576,862.54	15,553,456.84	09/01/21
12	30297429	LO	Clearwater	FL	Actual/360	5.38225%	69,858.19	21,348.17	0.00	N/A	07/06/26	--	15,073,511.01	15,052,162.84	09/06/21
14	30297554	LO	Pismo Beach	CA	Actual/360	4.25025%	50,773.23	34,821.39	0.00	N/A	08/06/26	--	13,873,520.47	13,838,699.08	09/06/21
15	30297452	IN	Newington	CT	Actual/360	4.57025%	58,794.85	21,485.70	0.00	N/A	07/06/26	--	14,940,458.49	14,918,972.79	09/06/21
16	30311376	RT	Marietta	GA	Actual/360	3.75025%	40,121.32	23,557.07	0.00	N/A	08/01/26	--	12,424,667.36	12,401,110.29	09/01/21
17	30311362	LO	Louisville	KY	Actual/360	4.26025%	39,062.40	26,691.25	0.00	N/A	08/01/26	--	10,648,541.27	10,621,850.02	09/01/21
18	30297561	LO	New York	NY	Actual/360	4.72525%	48,825.00	0.00	0.00	N/A	03/05/26	--	12,000,000.00	12,000,000.00	11/05/20
19	30297467	IN	Rancho Cucamonga	CA	Actual/360	4.80025%	45,532.52	17,427.32	0.00	N/A	07/06/26	--	11,015,932.48	10,998,505.16	09/06/21
20	30297577	LO	Various	KS	Actual/360	5.03625%	43,652.21	28,235.74	0.00	N/A	08/06/26	--	10,065,502.50	10,037,266.76	09/06/21
21	30297558	LO	Avila Beach	CA	Actual/360	4.25025%	36,633.85	25,124.29	0.00	N/A	08/06/26	--	10,010,008.65	9,984,884.36	09/06/21
22	30297556	LO	Pismo Beach	CA	Actual/360	4.25025%	36,312.50	24,903.91	0.00	N/A	08/06/26	--	9,922,201.00	9,897,297.09	09/06/21
24	30297555	LO	Paso Robles	CA	Actual/360	4.25025%	30,206.86	20,716.52	0.00	N/A	08/06/26	--	8,253,866.65	8,233,150.13	09/06/21
25	30311358	SS	Walled Lake	MI	Actual/360	4.88025%	33,408.56	11,467.56	0.00	N/A	08/01/26	--	7,950,212.27	7,938,744.71	09/01/21
26	30311377	LO	E Marlborough Town	PA	Actual/360	4.30025%	23,267.86	15,666.87	0.00	N/A	08/01/26	--	6,283,892.11	6,268,225.24	09/01/21
27	30297518	RT	Clovis	CA	Actual/360	4.65025%	21,423.54	12,721.49	0.00	N/A	08/06/26	--	5,350,312.23	5,337,590.74	09/06/21
28	30297576	MF	Fayetteville	NC	Actual/360	4.92125%	20,295.82	7,367.43	0.00	N/A	08/06/26	--	4,789,835.17	4,782,467.74	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	30297557	LO	Pismo Beach	CA	Actual/360	4.25025%	16,388.83	11,239.81	0.00	N/A	08/06/26	--	4,478,161.87	4,466,922.06	09/06/21
30	30296711	MF	Lubbock	TX	Actual/360	5.90325%	23,455.11	6,137.15	0.00	N/A	01/05/26	--	4,614,297.18	4,608,160.03	09/05/21
31	30311363	RT	Onley	VA	Actual/360	4.70025%	17,090.27	6,767.07	0.00	N/A	08/01/26	--	4,222,716.52	4,215,949.45	09/01/21
32	30297248	RT	Roanoke Rapids	NC	Actual/360	4.98025%	16,506.46	5,854.84	0.00	N/A	08/05/26	--	3,849,155.00	3,843,300.16	09/05/21
33	30311364	MU	Durham	NC	Actual/360	4.75025%	15,030.95	5,834.94	0.00	N/A	08/01/26	--	3,674,799.31	3,668,964.37	09/01/21
34	30311365	IN	Solon	OH	Actual/360	4.75025%	11,836.87	4,595.02	0.00	N/A	08/01/26	--	2,893,904.43	2,889,309.41	09/01/21
35	30311366	OF	Lubbock	TX	Actual/360	4.60025%	10,977.72	3,683.91	0.00	N/A	08/01/26	--	2,771,374.07	2,767,690.16	09/01/21
36	30296769	MU	Hartford	CT	Actual/360	4.99025%	10,861.41	3,884.38	0.00	N/A	06/05/26	--	2,527,705.08	2,523,820.70	09/05/21
38	30311368	OF	Carbondale	IL	Actual/360	4.60025%	8,981.77	3,014.11	0.00	N/A	08/01/26	--	2,267,487.83	2,264,473.72	09/01/21
Totals							2,259,197.83	876,154.39	0.00				632,237,286.43	631,361,132.04
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A21	77,652,750.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A22	77,652,750.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	911,771.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	8,247,695.00	9,451,644.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	8,247,695.00	9,451,644.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,794,484.67	1,193,858.82	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,269,022.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,537,006.00	3,572,025.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
07A2	9,956,879.04	0.00	--	--	--	0.00	0.00	79,103.56	79,103.56	0.00	0.00
07A3	9,956,879.04	0.00	--	--	--	0.00	0.00	79,103.56	79,103.56	0.00	0.00
8	(532,433.23)	(388,696.32)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,431,792.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,380,166.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	837,629.56	642,062.12	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,094,895.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,248,309.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,679,731.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	123,092.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,105,608.00	0.00	--	--	--	0.00	0.00	48,680.02	478,293.38	0.00	0.00
19	1,254,362.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	924,656.44	1,470,481.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,265,091.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,387,126.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	306,090.79	314,145.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	892,053.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	876.77	(100,118.05)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,001,744.74	737,049.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	533,687.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	225,738.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	654,668.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	468,371.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	503,772.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	420,849.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	334,728.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	430,034.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	231,658.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	232,431,233.67	26,344,097.83				0.00	0.00	206,887.14	636,500.50	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149544%	4.128520%	55
08/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149683%	4.128658%	56
07/16/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.149861%	4.128836%	57
06/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.150056%	4.129032%	58
05/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.150230%	4.129206%	59
04/16/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.150423%	4.129399%	60
03/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.154981%	4.133945%	61
02/18/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155210%	4.134174%	62
01/15/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155380%	4.134344%	63
12/17/20	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155548%	4.134512%	64
11/18/20	0	0.00	0	0.00	4	52,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,890,804.33	4.155734%	4.134699%	65
10/19/20	0	0.00	3	52,000,000.00	1	15,452,684.45	0	0.00	1	0.00	1	26,883,339.86	0	0.00	1	6,871,613.03	4.189810%	4.168869%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
07A2	30311372	08/05/21	0	5	79,103.56	79,103.56	42,240.41	20,000,000.00	10/02/20	11	04/14/21
07A3	30311373	08/05/21	0	5	79,103.56	79,103.56	0.00	20,000,000.00	10/02/20	11	04/14/21
18	30297561	11/05/20	9	6	48,680.02	478,293.38	135.00	12,000,000.00	10/30/20	1
Totals					206,887.14	636,500.50	42,375.41	52,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,000,000	0	40,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		459,339,561	447,339,561	12,000,000		0
> 60 Months		132,021,571	132,021,571	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	631,361,132	579,361,132	0	0	12,000,000	0
Aug-21	632,237,286	580,237,286	40,000,000	0	12,000,000	0
Jul-21	633,015,278	581,015,278	0	40,000,000	12,000,000	0
Jun-21	633,837,802	621,837,802	0	0	12,000,000	0
May-21	634,609,893	622,609,893	0	0	12,000,000	0
Apr-21	635,426,728	623,426,728	0	0	12,000,000	0
Mar-21	638,608,989	626,608,989	0	0	12,000,000	0
Feb-21	639,520,241	627,520,241	0	0	12,000,000	0
Jan-21	640,283,692	628,283,692	0	0	12,000,000	0
Dec-20	641,044,329	629,044,329	0	0	12,000,000	0
Nov-20	641,850,581	589,850,581	0	0	52,000,000	0
Oct-20	658,058,121	590,605,437	0	52,000,000	15,452,684	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
07A2	30311372	20,000,000.00	20,000,000.00	170,000,000.00	10/28/20	9,492,205.04	1.92000	08/31/20	07/05/21	I/O
07A3	30311373	20,000,000.00	20,000,000.00	170,000,000.00	10/28/20	9,492,205.04	1.92000	08/31/20	07/05/21	I/O
18	30297561	12,000,000.00	12,000,000.00	62,400,000.00	11/14/20	1,661,790.00	0.90000	06/30/20	03/05/26	I/O
Totals		52,000,000.00	52,000,000.00	402,400,000.00		20,646,200.08

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
07A2	30311372	RT	CA	10/02/20	11

9/13/2021 - COVID - The 404,064 sq ft retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA. The Loan is currently due for the June 2021 payment. As of April 2021, the asset is 90.42% occupied. An October 2020 property inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on

4/14/21. The SpecialServicer is in the progress of evaluating next steps at this time.

07A3	30311373	Various	Various	10/02/20	11

9/13/2021 - COVID - The 404,064 sq ft retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA. The Loan is currently due for the June 2021 payment. As of April 2021, the asset is 90.42% occupied. An October 2020 property inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on

4/14/21. The SpecialServicer is in t he progress of evaluating next steps at this time.

18	30297561	LO	NY	10/30/20	1

7/12/2021 - COVID - The 97-room hotel in New York, NY was built in 2000 and renovated in 2015. The hotel was inspected on 11/20/2020 and found to be in good condition. TTM May 2021 indicates 63.4% occupancy, $226.23 ADR, and

$143.40 RevPAR (compares t o 84.7%, $355.96 and $301.54 for TTM May 2020). TTM May 2021 RevPAR Index of 214.3 compares to 109.1 TTM 2020 and 115.8 TTM 2019. The year-to-date RevPAR Index changed year-over-year from 113.2 in 2020 to 216.8 in 2021. A forbearance agreement was exe cuted on 3/24/21. Terms include deferring collections of P&I payments for 8 months (payments due 8/5/2020 to and including 3/5/2021) with payback of deferred amounts t

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30297454	26,951,268.56	4.10003%	26,951,268.56 4.10003%		8	10/01/20	10/06/20	10/07/20
18	30297561	12,000,000.00	4.72503%	12,000,000.00 4.72503%		8	06/29/20	06/29/20	09/09/20
20	30297577	10,485,771.21	5.03633%	10,485,771.21 5.03633%		8	06/05/20	04/06/20	06/11/20
Totals		49,437,039.77		49,437,039.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30297461 11/18/20	15,452,684.45	18,200,000.00	12,742,827.48	852,023.14	12,742,827.48	11,890,804.34	3,561,880.12	0.00	0.00	3,561,880.12	21.71%
13	30297451 10/19/20	15,203,752.97	7,100,000.00	7,264,867.28	369,093.15	7,264,867.28	6,895,774.13	8,307,978.84	0.00	0.00	8,307,978.84	51.12%
23	30297074 08/17/20	9,531,435.08	6,670,000.00	2,104,619.30	469,337.10	2,104,619.30	1,635,282.20	7,896,152.88	0.00	(77,364.08)	7,973,516.96	78.78%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		40,187,872.50	31,970,000.00	22,112,314.06	1,690,453.39	22,112,314.06	20,421,860.67	19,766,011.84	0.00	(77,364.08)	19,843,375.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30297461	11/18/20	0.00	0.00	3,561,880.12	0.00	0.00	3,561,880.12	0.00	0.00	3,561,880.12
13	30297451	10/19/20	0.00	0.00	8,307,978.84	0.00	0.00	8,307,978.84	0.00	0.00	8,307,978.84
23	30297074	08/17/21	0.00	0.00	7,973,516.96	0.00	0.00	77,364.08	0.00	0.00	7,973,516.96
		08/17/20	0.00	0.00	7,896,152.88	0.00	0.00	7,896,152.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	19,843,375.92	0.00	0.00	19,843,375.92	0.00	0.00	19,843,375.92

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
07A2	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
07A3	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	488.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,611.12	0.00	488.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,099.37

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27